Equity and Divestitures - Schedule of Recognized the Following Warrant Obligations (Details) R$ in Thousands	3 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure of classes of share capital [line items]
Beginning Balance	R$ 19,817
Change in fair value	(15,353)
Ending Balance	4,464
Public Warrants [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	9,887
Change in fair value	(7,660)
Ending Balance	2,227
Private Placement Warrants [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	9,930
Change in fair value	(7,693)
Ending Balance	R$ 2,237